Voya Large-Cap Growth Fund Investment Strategy - Class A C I R R6 and W Shares [Member] - Voya Large-Cap Growth Fund	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments tied to large-capitalization growth companies. For purposes of this 80% policy, large-capitalization growth companies means companies with market capitalizations that fall within the capitalization range of companies within the Russell 1000® Growth Index (the “Index”) and that the Fund expects to generate capital appreciation.The market capitalization of companies within the Index will change with market conditions. As of June 30, 2025, the market capitalization of companies within the Index ranged from $1.7 billion to $3.9 trillion. Under normal circumstances, the Fund invests in equity securities issued by large-capitalization growth companies. Equity securities in which the Fund invests include, but are not limited to, common stock, preferred stock, warrants, and convertible securities. The Fund is non-diversified, which means that it may invest a significant portion of its assets in a single issuer.In managing the Fund, the sub-adviser ( the “Sub-Adviser”) uses a stock selection process that combines quantitative screens with rigorous fundamental security analysis. The quantitative screens focus the fundamental analysis by seeking to identify the stocks of companies that exhibit strong business momentum and relative price strength, and which have a perceived value by the Sub-Adviser that is not reflected in the current price. The fundamental security analysis is intended to confirm the persistence of the company's revenue and earnings growth, and validate the Sub-Adviser’s expectations for earnings estimate revisions, particularly relative to consensus estimates. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser. The Fund may also invest in derivative instruments which include, but are not limited to, futures or index futures that have a similar investment profile to the Index. The Fund typically uses derivative instruments to maintain equity exposure on its cash balance. The Fund may also invest up to 25% of its assets in foreign (non-U.S.) securities.The Fund may invest in real estate-related securities, including real estate investment trusts (“REITs”).The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder.In evaluating investments for the Fund, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of a company. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of a company’s ESG standing. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in a company, if at all, will depend on the analysis and judgment of the Sub-Adviser.The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.